Condensed Consolidating Financial Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Condensed Consolidating Balance Sheet

	Condensed Consolidating Balance Sheet As of June 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$—	$34,457	$—	$4,207	$(4,654)	$34,010
Accounts receivable, net of allowance	—	4,815	182,082	16,443	—	203,340
Inventories	—	—	181,937	17,902	(290)	199,549
Prepaid expenses and other current assets	—	10,030	14,925	195	(58)	25,092
Deferred income taxes	—	31,760	—	—	—	31,760
Income tax receivable	—	2,147	—	—	—	2,147

Total current assets	—	83,209	378,944	38,747	(5,002)	495,898
Property, plant and equipment, net	—	985	73,999	346	—	75,330
Investment in joint venture	—	—	2,168	—	—	2,168
Investment in subsidiaries	—	591,583	19,336	—	(610,919)	—
Intercompany accounts	—	—	253,943	—	(253,943)	—
Goodwill	—	—	4,399	—	—	4,399
Intangible assets, net	—	—	787	—	—	787
Deferred income taxes	—	6,826	—	—	—	6,826
Other noncurrent assets	—	15,878	916	—	—	16,794

Total assets	$—	$698,481	$734,492	$39,093	$(869,864)	$602,202

Liabilities and (deficit) / equity
Current liabilities:
Accounts payable	$—	$290	$108,410	$3,283	$(5,002)	$106,981
Accrued liabilities	—	17,494	34,455	736	—	52,685
Accrued interest	—	3,395	—	—	—	3,395
Income taxes payable	—	39	44	251	—	334

Total current liabilities	—	21,218	142,909	4,270	(5,002)	163,395
Long-term debt	—	431,000	—	—	—	431,000
Other noncurrent liabilities	—	27,678	—	—	—	27,678
Obligations and advances in excess of investment in subsidiary	16,502	—	—	—	(16,502)	—
Intercompany accounts	7,145	235,087	—	11,711	(253,943)	—

Total liabilities	23,647	714,983	142,909	15,981	(275,447)	622,073

Commitments and contingencies	—	—	—	—	—	—
Global Brass and Copper Holdings, Inc. stockholder’s (deficit) / equity	(23,647)	(16,502)	591,583	19,336	(594,417)	(23,647)
Noncontrolling interest	—	—	—	3,776	—	3,776

Total (deficit) / equity	(23,647)	(16,502)	591,583	23,112	(594,417)	(19,871)

Total liabilities and (deficit) / equity	$—	$698,481	$734,492	$39,093	$(869,864)	$602,202

	Condensed Consolidating Balance Sheet As of December 31, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$—	$8,537	$—	$5,446	$(121)	$13,862
Accounts receivable, net of allowance	—	4,630	144,533	15,154	—	164,317
Inventories	—	343	158,713	15,885	(563)	174,378
Prepaid expenses and other current assets	—	9,229	2,600	312	—	12,141
Deferred income taxes	—	33,465	—	—	—	33,465
Income tax receivable, net	—	1,656	—	—	(356)	1,300

Total current assets	—	57,860	305,846	36,797	(1,040)	399,463
Property, plant and equipment, net	—	1,154	69,646	327	—	71,127
Investment in joint venture	—	—	2,972	—	—	2,972
Investment in subsidiaries	—	522,912	19,850	—	(542,762)	—
Intercompany accounts	—	—	223,081	—	(223,081)	—
Goodwill	—	—	4,399	—	—	4,399
Intangible assets, net	—	—	839	—	—	839
Deferred income taxes	—	6,138	—	—	—	6,138
Other noncurrent assets	—	17,115	640	—	—	17,755

Total assets	$—	$605,179	$627,273	$37,124	$(766,883)	$502,693

Liabilities and (deficit) / equity
Current liabilities:
Accounts payable	$—	$1,398	$77,390	$2,910	$(121)	$81,577
Accrued liabilities	—	20,592	26,971	861	—	48,424
Accrued interest	—	3,287	—	—	—	3,287
Income taxes payable	—	248	—	356	(356)	248

Total current liabilities	—	25,525	104,361	4,127	(477)	133,536
Long-term debt	—	389,522	—	—	—	389,522
Other noncurrent liabilities	—	27,436	—	—	—	27,436
Obligations and advances in excess of investment in subsidiary	42,522	—	—	—	(42,522)	—
Intercompany accounts	8,829	205,218	—	9,597	(223,644)	—

Total liabilities	51,351	647,701	104,361	13,724	(266,643)	550,494

Commitments and contingencies	—	—	—	—	—	—
Global Brass and Copper Holdings, Inc. stockholder’s (deficit) / equity	(51,351)	(42,522)	522,912	19,850	(500,240)	(51,351)
Noncontrolling interest	—	—	—	3,550	—	3,550

Total (deficit) / equity	(51,351)	(42,522)	522,912	23,400	(500,240)	(47,801)

Total liabilities and (deficit) / equity	$—	$605,179	$627,273	$37,124	$(766,883)	$502,693

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Balance Sheet

December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$—	$8,537	$—	$5,446	$(121)	$13,862
Accounts receivable, net of allowance	—	4,630	144,533	15,154	—	164,317
Inventories	—	343	158,713	15,885	(563)	174,378
Prepaid expenses and other current assets	—	9,229	2,600	312	—	12,141
Deferred income taxes	—	33,465	—	—	—	33,465
Income tax receivable, net	—	1,656	—	—	(356)	1,300

Total current assets	—	57,860	305,846	36,797	(1,040)	399,463
Property, plant and equipment, net	—	1,154	69,646	327	—	71,127
Investment in joint venture	—	—	2,972	—	—	2,972
Investment in subsidiaries	—	522,912	19,850	—	(542,762)	—
Intercompany accounts	—	—	223,081	—	(223,081)	—
Goodwill	—	—	4,399	—	—	4,399
Intangible assets, net	—	—	839	—	—	839
Deferred income taxes	—	6,138	—	—	—	6,138
Other noncurrent assets	—	17,115	640	—	—	17,755

Total assets	$—	$605,179	$627,273	$37,124	$(766,883)	$502,693

Liabilities and (deficit) / equity
Current liabilities:
Accounts payable	$—	$1,398	$77,390	$2,910	$(121)	$81,577
Accrued liabilities	—	20,592	26,971	861	—	48,424
Accrued interest	—	3,287	—	—	—	3,287
Income taxes payable	—	248	—	356	(356)	248

Total current liabilities	—	25,525	104,361	4,127	(477)	133,536
Long-term debt	—	389,522	—	—	—	389,522
Other noncurrent liabilities	—	27,436	—	—	—	27,436
Obligations and advances in excess of investment in subsidiary	42,522	—	—	—	(42,522)	—
Intercompany accounts	8,829	205,218	—	9,597	(223,644)	—

Total liabilities	51,351	647,701	104,361	13,724	(266,643)	550,494

Commitments and contingencies	—	—	—	—	—	—
Global Brass and Copper Holdings, Inc. stockholder’s (deficit) / equity	(51,351)	(42,522)	522,912	19,850	(500,240)	(51,351)
Noncontrolling interest	—	—	—	3,550	—	3,550

Total (deficit) / equity	(51,351)	(42,522)	522,912	23,400	(500,240)	(47,801)

Total liabilities and (deficit) / equity	$—	$605,179	$627,273	$37,124	$(766,883)	$502,693

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$—	$45,302	$—	$4,648	$(413)	$49,537
Accounts receivable, net of allowance	—	4,184	145,083	12,448	—	161,715
Inventories	—	218	174,429	11,921	(621)	185,947
Prepaid expenses and other current assets	—	17,916	2,245	135	(384)	19,912
Deferred income taxes	—	29,027	—	—	—	29,027
Income tax receivable, net	—	5,204	128	—	(286)	5,046

Total current assets	—	101,851	321,885	29,152	(1,704)	451,184
Property, plant and equipment, net	—	923	56,322	311	—	57,556
Investment in joint venture	—	—	3,507	—	—	3,507
Investment in subsidiaries	85,020	393,708	13,351	—	(492,079)	—
Intercompany accounts	—	—	92,889	—	(92,889)	—
Goodwill	—	—	4,399	—	—	4,399
Intangible assets, net	—	—	951	—	—	951
Deferred income taxes	—	19,970	—	—	—	19,970
Other noncurrent assets	—	9,963	1,210	—	—	11,173

Total assets	$85,020	$526,415	$494,514	$29,463	$(586,672)	$548,740

Liabilities and (deficit) / equity
Current liabilities:
Current maturities of long-term debt	$—	$31,880	$—	$—	$—	$31,880
Accounts payable	—	—	76,190	2,495	(797)	77,888
Accrued liabilities	—	23,202	24,616	786	—	48,604
Accrued interest	—	4,069	—	—	—	4,069
Income taxes payable	—	300	—	286	(286)	300

Total current liabilities	—	59,451	100,806	3,567	(1,083)	162,741
Long-term debt	—	271,698	—	—	—	271,698
Other noncurrent liabilities	—	31,641	—	—	—	31,641
Intercompany accounts	5,528	78,605	—	9,377	(93,510)	—

Total liabilities	5,528	441,395	100,806	12,944	(94,593)	466,080

Commitments and contingencies	—	—	—	—	—	—
Global Brass and Copper Holdings, Inc. stockholder’s (deficit) / equity	79,492	85,020	393,708	13,351	(492,079)	79,492
Noncontrolling interest	—	—	—	3,168	—	3,168

Total (deficit) / equity	79,492	85,020	393,708	16,519	(492,079)	82,660

Total liabilities and (deficit) / equity	$85,020	$526,415	$494,514	$29,463	$(586,672)	$548,740

Condensed Consolidating Statement of Operations

	Condensed Consolidating Statement of Operations Six Months Ended June 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$872,130	$48,498	$(14,188)	$906,440
Cost of sales	—	116	777,054	44,842	(14,188)	807,824

Gross profit	—	(116)	95,076	3,656	—	98,616
Selling, general and administrative expenses	5,188	28,856	37,056	1,433	—	72,533

Operating income (loss)	(5,188)	(28,972)	58,020	2,223	—	26,083
Interest expense	—	19,834	—	—	—	19,834
Other (income) expense, net	—	187	(83)	87	—	191

Income (loss) before provision for (benefit from) income taxes and equity income (loss)	(5,188)	(48,993)	58,103	2,136	—	6,058
Provision for (benefit from) income taxes	(1,997)	(9,953)	23,690	763	—	12,503

Income (loss) before equity income (loss)	(3,191)	(39,040)	34,413	1,373	—	(6,445)
Equity income (loss), net of tax	(2,553)	36,487	2,074	—	(35,148)	860

Net income (loss)	(5,744)	(2,553)	36,487	1,373	(35,148)	(5,585)
Less: Net income attributable to noncontrolling interest	—	—	—	159	—	159

Net income (loss) attributable to Global Brass and Copper Holdings, Inc.	$(5,744)	$(2,553)	$36,487	$1,214	$(35,148)	$(5,744)

	Condensed Consolidating Statement of Operations Six Months Ended June 30, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$829,135	$44,619	$(13,384)	$860,370
Cost of sales	—	(1,905)	738,120	40,464	(13,384)	763,295

Gross profit	—	1,905	91,015	4,155	—	97,075
Selling, general and administrative expenses	735	21,812	32,044	1,297	—	55,888

Operating income (loss)	(735)	(19,907)	58,971	2,858	—	41,187
Interest expense (income)	—	19,961	(3)	—	—	19,958
Loss on extinguishment of debt	—	19,612	—	—	—	19,612
Other (income) expense, net	—	597	251	(139)	—	709

Income (loss) before provision for (benefit from) income taxes and equity income (loss)	(735)	(60,077)	58,723	2,997	—	908
Provision for (benefit from) income taxes	(283)	(19,161)	26,662	9	—	7,227

Income (loss) before equity income (loss)	(452)	(40,916)	32,061	2,988	—	(6,319)
Equity income (loss), net of tax	(5,560)	35,356	3,295	—	(32,616)	475

Net income (loss)	(6,012)	(5,560)	35,356	2,988	(32,616)	(5,844)
Less: Net income attributable to noncontrolling interest	—	—	—	168	—	168

Net income (loss) attributable to Global Brass and Copper Holdings, Inc.	$(6,012)	$(5,560)	$35,356	$2,820	$(32,616)	$(6,012)

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Operations

Year Ended December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,584,301	$93,655	$(27,436)	$1,650,520
Cost of sales	—	83	1,409,588	85,099	(27,436)	1,467,334

Gross profit (loss)	—	(83)	174,713	8,556	—	183,186
Selling, general and administrative expenses	1,427	30,756	57,879	2,579	—	92,641

Operating income (loss)	(1,427)	(30,839)	116,834	5,977	—	90,545
Interest expense	—	39,730	(3)	—	—	39,727
Loss on extinguishment of debt	—	19,612	—	—	—	19,612
Other (income) expense, net	—	766	(120)	(525)	—	121

Income (loss) before provision for income taxes and equity income	(1,427)	(90,947)	116,957	6,502	—	31,085
Provision for (benefit from) income taxes	(550)	(30,066)	47,828	1,973	—	19,185

Income (loss) before equity income	(877)	(60,881)	69,129	4,529	—	11,900
Equity income, net of tax	13,398	74,279	5,150	—	(91,832)	995

Net income	12,521	13,398	74,279	4,529	(91,832)	12,895
Less: Net income attributable to noncontrolling interest	—	—	—	374	—	374

Net income attributable to Global Brass and Copper Holdings, Inc.	$12,521	$13,398	$74,279	$4,155	$(91,832)	$12,521

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Operations

Year Ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,713,367	$88,136	$(22,360)	$1,779,143
Cost of sales	—	735	1,523,655	81,443	(22,360)	1,583,473

Gross profit (loss)	—	(735)	189,712	6,693	—	195,670
Selling, general and administrative expenses	1,650	15,721	49,451	2,569	—	69,391

Operating income (loss)	(1,650)	(16,456)	140,261	4,124	—	126,279
Interest expense	—	39,950	60	—	—	40,010
Other (income) expense, net	—	292	317	(177)	—	432

Income (loss) before provision for income taxes and equity income	(1,650)	(56,698)	139,884	4,301	—	85,837
Provision for (benefit from) income taxes	(635)	(20,765)	51,662	1,175	—	31,437

Income (loss) before equity income	(1,015)	(35,933)	88,222	3,126	—	54,400
Equity income, net of tax	56,147	92,080	3,858	—	(151,197)	888

Net income	55,132	56,147	92,080	3,126	(151,197)	55,288
Less: Net income attributable to noncontrolling interest	—	—	—	156	—	156

Net income attributable to Global Brass and Copper Holdings, Inc.	$55,132	$56,147	$92,080	$2,970	$(151,197)	$55,132

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Operations

Year Ended December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,599,714	$91,256	$(32,241)	$1,658,729
Cost of sales	—	16,759	1,428,661	83,516	(32,241)	1,496,695

Gross profit (loss)	—	(16,759)	171,053	7,740	—	162,034
Selling, general and administrative expenses	1,102	12,337	52,988	2,430	—	68,857

Operating income (loss)	(1,102)	(29,096)	118,065	5,310	—	93,177
Interest expense	—	25,070	6	—	—	25,076
Other (income) expense, net	—	668	219	(77)	—	810

Income (loss) before provision for income taxes and equity income	(1,102)	(54,834)	117,840	5,387	—	67,291
Provision for (benefit from) income taxes	(424)	(20,214)	46,093	1,221	—	26,676

Income (loss) before equity income	(678)	(34,620)	71,747	4,166	—	40,615
Equity income, net of tax	42,311	76,931	5,184	—	(122,896)	1,530

Net income	41,633	42,311	76,931	4,166	(122,896)	42,145
Less: Net income attributable to noncontrolling interest	—	—	—	512	—	512

Net income attributable to Global Brass and Copper Holdings, Inc.	$41,633	$42,311	$76,931	$3,654	$(122,896)	$41,633

Condensed Consolidating Statement of Comprehensive Income

	Condensed Consolidating Statement of Comprehensive Income (Loss) Six Months Ended June 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(5,744)	$(2,553)	$36,487	$1,373	$(35,148)	$(5,585)
Foreign currency translation adjustment, net of tax	(879)	(879)	(1,462)	209	2,199	(812)

Comprehensive income (loss)	(6,623)	(3,432)	35,025	1,582	(32,949)	(6,397)
Less: Comprehensive income attributable to noncontrolling interest	—	—	—	226	—	226

Comprehensive income (loss) attributable to Global Brass and Copper Holdings, Inc.	$(6,623)	$(3,432)	$35,025	$1,356	$(32,949)	$(6,623)

	Condensed Consolidating Statement of Comprehensive Income (Loss) Six Months Ended June 30, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(6,012)	$(5,560)	$35,356	$2,988	$(32,616)	$(5,844)
Foreign currency translation adjustment, net of tax	(145)	(145)	(222)	799	(410)	(123)

Comprehensive income (loss)	(6,157)	(5,705)	35,134	3,787	(33,026)	(5,967)
Less: Comprehensive income attributable to noncontrolling interest	—	—	—	190	—	190

Comprehensive income (loss) attributable to Global Brass and Copper Holdings, Inc.	$(6,157)	$(5,705)	$35,134	$3,597	$(33,026)	$(6,157)

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income	$12,521	$13,398	$74,279	$4,529	$(91,832)	$12,895
Other comprehensive income (loss):
Foreign currency translation adjustment	(457)	(457)	(521)	1,060	(74)	(449)

Comprehensive income	12,064	12,941	73,758	5,589	(91,906)	12,446
Less: Comprehensive income attributable to noncontrolling interest	—	—	—	382	—	382

Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	$12,064	$12,941	$73,758	$5,207	$(91,906)	$12,064

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income	$55,132	$56,147	$92,080	$3,126	$(151,197)	$55,288
Other comprehensive income (loss):
Foreign currency translation adjustment	362	362	415	(417)	(253)	469

Comprehensive income	55,494	56,509	92,495	2,709	(151,450)	55,757
Less: Comprehensive income attributable to noncontrolling interest	—	—	—	263	—	263

Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	$55,494	$56,509	$92,495	$2,446	$(151,450)	$55,494

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income	$41,633	$42,311	$76,931	$4,166	$(122,896)	$42,145
Other comprehensive income (loss):
Foreign currency translation adjustment	442	442	1,430	(1,741)	(60)	513

Comprehensive income	42,075	42,753	78,361	2,425	(122,956)	42,658
Less: Comprehensive income attributable to noncontrolling interest	—	—	—	583	—	583

Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	$42,075	$42,753	$78,361	$1,842	$(122,956)	$42,075

Condensed Consolidating Statement of Cash Flows

	Condensed Consolidating Statement of Cash Flows Six Months Ended June 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net cash provided by (used in) operating activities	$—	$(15,558)	$8,103	$935	$(11,408)	$(17,928)
Cash flows from investing activities
Capital expenditures	—	—	(8,268)	(37)	—	(8,305)
Payable to subsidiaries	(4,875)	—	—	—	4,875	—
Proceeds from sale of property, plant and equipment	—	—	165	4	—	169

Net cash provided by (used in) investing activities	(4,875)	—	(8,103)	(33)	4,875	(8,136)
Cash flows from financing activities
Borrowings on ABL Facility	—	229,787	—	—	—	229,787
Payments on ABL Facility	—	(188,309)	—	—	—	(188,309)
Distribution to stockholder	—	—	—	(2,000)	2,000	—
Net payments (amounts due) from stockholder	4,875	—	—	—	—	4,875

Net cash provided by (used in) financing activities	4,875	41,478	—	(2,000)	2,000	46,353
Effect of foreign currency exchange rate changes	—	—	—	(141)	—	(141)

Net increase (decrease) in cash	—	25,920	—	(1,239)	(4,533)	20,148
Cash at beginning of period	—	8,537	—	5,446	(121)	13,862

Cash at end of period	$—	$34,457	$—	$4,207	$(4,654)	$34,010

	Condensed Consolidating Statement of Cash Flows Six Months Ended June 30, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net cash provided by (used for) operating activities	$73,624	$25,672	$6,649	$(999)	$(74,609)	$30,337
Cash flows from investing activities
Capital expenditures	—	(549)	(6,655)	(18)	—	(7,222)
Capital distributions from subsidiary	86,376	—	—		(86,376)	—
Payable to subsidiaries	2,161	—	—	—	(2,161)	—
Proceeds from sale of property, plant and equipment	—	—	6	—	—	6

Net cash provided by (used in) investing activities	88,537	(549)	(6,649)	(18)	(88,537)	(7,216)
Cash flows from financing activities
Deferred financing fees	—	(12,926)	—	—	—	(12,926)
Proceeds from senior secured notes	—	375,000	—	—	—	375,000
Payments on term loan	—	(310,875)	—	—	—	(310,875)
Borrowings on ABL Facility	—	81,586	—	—	—	81,586
Payments on ABL Facility	—	(30,913)	—	—	—	(30,913)
Distribution to stockholder	(160,000)	(160,000)	—	—	160,000	(160,000)
Amounts due from stockholder	(2,161)	—	—	—	—	(2,161)

Net cash used in financing activities	(162,161)	(58,128)	—	—	160,000	(60,289)
Effect of foreign currency exchange rate changes	—	—	—	(207)	—	(207)

Net decrease in cash	—	(33,005)	—	(1,224)	(3,146)	(37,375)

Cash at beginning of period	—	45,302	—	4,648	(413)	49,537
Cash at end of period	$—	$12,297	$—	$3,424	$(3,559)	$12,162

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net cash provided by operating activities	$73,624	$58,118	$19,781	$1,299	$(70,908)	$81,914
Cash flows from investing activities
Capital expenditures	—	(549)	(19,813)	(46)	—	(20,408)
Capital distributions from subsidiary	86,376	—	—	—	(86,376)	—
Payable to subsidiaries	2,424	—	—	—	(2,424)	—
Other	—	—	32	—	—	32

Net cash provided by (used in) investing activities	88,800	(549)	(19,781)	(46)	(88,800)	(20,376)
Cash flows from financing activities
Deferred financing fees	—	(12,981)	—	—	—	(12,981)
Proceeds from senior secured notes	—	375,000	—	—	—	375,000
Payments on term loan	—	(310,875)	—	—	—	(310,875)
Borrowings on ABL Facility	—	204,275	—	—	—	204,275
Payments on ABL Facility	—	(189,753)	—	—	—	(189,753)
Distributions to stockholder	(160,000)	(160,000)	—	—	160,000	(160,000)
Amounts due from stockholder	(2,424)	—	—	—	—	(2,424)

Net cash used in financing activities	(162,424)	(94,334)	—	—	160,000	(96,758)
Effect of foreign currency exchange rate changes	—	—	—	(455)	—	(455)

Net (decrease) increase in cash	—	(36,765)	—	798	292	(35,675)
Cash at beginning of year	—	45,302	—	4,648	(413)	49,537

Cash at end of year	$—	$8,537	$—	$5,446	$(121)	$13,862

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net cash provided by operating activities	$—	$37,381	$22,250	$2,687	$2,530	$64,848
Cash flows from investing activities
Capital expenditures	—	(946)	(21,429)	(65)	—	(22,440)
Payable to subsidiaries	2,451	—	—	—	(2,451)	—
Other	—	—	95	2	—	97

Net cash provided by (used in) investing activities	2,451	(946)	(21,334)	(63)	(2,451)	(22,343)
Cash flows from financing activities
Deferred financing fees	—	(1,675)	—	—	—	(1,675)
Payments on term loan	—	(3,300)	—	—	—	(3,300)
Borrowings on ABL Facility	—	168,021	—	—	—	168,021
Payments on ABL Facility	—	(168,021)	—	—	—	(168,021)
Principal payments under capital lease obligation	—	—	(916)	—	—	(916)
Amounts due from stockholder	(2,451)	—	—	—	—	(2,451)

Net cash used in financing activities	(2,451)	(4,975)	(916)	—	—	(8,342)
Effect of foreign currency exchange rate changes	—	—	—	(149)	—	(149)

Net increase in cash	—	31,460	—	2,475	79	34,014
Cash at beginning of year	—	13,842	—	2,173	(492)	15,523

Cash at end of year	$—	$45,302	$—	$4,648	$(413)	$49,537

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net cash provided by operating activities	$42,500	$60,079	$9,237	$590	$(42,992)	$69,414
Cash flows from investing activities
Capital expenditures	—	—	(11,664)	(263)	—	(11,927)
Other	—	—	39	—	—	39

Net cash provided by (used in) investing activities	—	—	(11,625)	(263)	—	(11,888)
Cash flows from financing activities
Deferred financing fees	—	(15,131)	—	—	—	(15,131)
Proceeds from term loan	—	305,550	—	—	—	305,550
Payments on term loan	—	(825)	—	—	—	(825)
Borrowings on ABL Facility	—	1,096,578	—	—	—	1,096,578
Payments on ABL Facility	—	(1,272,197)	—	—	—	(1,272,197)
Principal payments under capital lease obligation	—	—	(52)	—	—	(52)
Payments on related party debt	—	(119,805)	—	—	—	(119,805)
Distribution to stockholder	(42,500)	(42,500)	—	—	42,500	(42,500)
Cash overdrafts	—	(1,228)	—	—	—	(1,228)

Net cash used in financing activities	(42,500)	(49,558)	(52)	—	42,500	(49,610)
Effect of foreign currency exchange rate changes	—	—	—	(225)	—	(225)

Net increase (decrease) in cash	—	10,521	(2,440)	102	(492)	7,691
Cash at beginning of year	—	3,321	2,440	2,071	—	7,832

Cash at end of year	$—	$13,842	$—	$2,173	$(492)	$15,523